Taxes on Income (Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income [Abstract]
Loss before income tax expense	$ (9,528)	$ (11,107)	$ (3,857)
Theoretical income tax benefit at Israeli statutory tax rates	(2,382)	(2,777)	(926)
Non-deductible expense	28	15	14
Issuance of shares related expenses	(97)
Stock compensation expense	305	75	120
Change in valuation allowance	4,349	2,587	2,982
Adjustments arising from differences on the tax rate	(53)	(19)	(43)
Tax rate change	(1,023)		(3,141)
Difference in basis measurement between book and tax and others	(1,127)	119	994
Income tax expense for the reported year